Stock-Based Compensation - 10K - Options Outstanding (Details) - $ / shares	8 Months Ended	12 Months Ended
	Jan. 07, 2024	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021	Apr. 26, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)	4,223,335,000	3,962,793,000	4,191,656,000	4,113,418,000
Granted (in shares)	1,433,855,000	1,191,262,000	1,011,028,000	800,644,000
Exercised (in shares)	(45,177,000)	(21,641,000)	(18,486,000)	(142,341,000)
Expired (in shares)	(89,655,000)	(74,867,000)	(50,839,000)
Forfeited or cancelled (in shares)	(731,768,000)	(834,212,000)	(1,170,566,000)	(580,065,000)
Outstanding, ending balance (in shares)	4,790,590,000	4,223,335,000	3,962,793,000	4,191,656,000	4,113,418,000
Exercisable (in shares)	2,352,180,000	2,222,892,000	1,917,220,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, beginning balance (in dollars per share)	$ 5.33	$ 4.48	$ 4.05	$ 3.59
Granted (in dollars per share)	12.52	8.11	6.79	4.33
Exercised (in dollars per share)	3.51	3.05	1.62	1.37
Expired (in dollars per share)	2.27	1.63	1.63
Forfeited or cancelled (in dollars per share)	9.56	5.66	3.95	4.08
Outstanding, ending balance (in dollars per share)	6.91	5.33	4.48	$ 4.05	$ 3.59
Exercisable (in dollars per share)	$ 4.15	$ 3.83	$ 3.44
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 8 months 12 days	6 years 6 months 21 days	6 years 9 months 25 days	7 years 1 month 24 days	7 years 6 months 25 days
Exercisable, Weighted-average Remaining Contractual Term (in years)	4 years 7 months 2 days	4 years 9 months 7 days	5 years 21 days
As Reported
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)	2,284,399,000			2,225,200,000
Outstanding, ending balance (in shares)		2,284,399,000			2,225,200,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, beginning balance (in dollars per share)	$ 9.84			$ 6.64
Outstanding, ending balance (in dollars per share)		$ 9.84			$ 6.64
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		6 years 6 months 21 days			7 years 6 months 25 days
Adjustment
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)	1,938,936,000			1,888,218,000
Outstanding, ending balance (in shares)		1,938,936,000			1,888,218,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, beginning balance (in dollars per share)	$ (4.51)			$ (3.05)
Outstanding, ending balance (in dollars per share)		$ (4.51)			$ (3.05)